SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ARS ($)	Sep. 30, 2022 ARS ($) $ / shares
Receivables and payables valued at amortized cost
Variation in foreign exchange rate	43.40%
Percentage of gap between the MULC and the existing alternative markets (Electronic Payment Market "MEP dollar")	105.30%
Average market price per share | $ / shares			$ 214.52			$ 265.9
Percentage of control premium	28.60%
Long-term growth rate					2.26%
Cash Flow discount rate (WACC)					11.04%
WACC rate when keeping the rest of the assumptions stable					11.31%
Long-term growth rate decreasing					1.89%
Percentage of decrease in assumption					1.00%
Percentage of reasonably possible decrease in interest rate or market price of liabilities			5.20%
Percentage of reasonably possible decrease in control premium assumption			4.50%
Average share price
Receivables and payables valued at amortized cost
Percentage of decrease in assumption			3.50%
CGU of Argentina
Receivables and payables valued at amortized cost
Recoverable value of the CGU includes goodwill			$ 995,945			$ 1,332,931
Percentage of control premium			28.60%
Amount of carrying amount exceeds recoverable value					$ 243,900	$ 207,940
Percentage of value in use exceeds carrying amount			2.20%		3.40%
Impairment of goodwill		$ 243,900	$ 243,900
ADR
Receivables and payables valued at amortized cost
Market price per share | $ / shares	$ 4.01			$ 36.63
Argentina Pesos
Receivables and payables valued at amortized cost
Accumulated inflation rate						66.10%
Argentina Pesos | BYMA
Receivables and payables valued at amortized cost
Increase (decrease) in share price	24.70%
Denominated in USD | ADR | NYSE
Receivables and payables valued at amortized cost
Increase (decrease) in share price	21.40%